Commitments (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Significant Commitments Related to the Acquisition of Assets

Significant commitments related to the acquisition of assets are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Contractual commitments related to acquisition of property, plant and equipment and intangible assets	393,230	316,808